Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	4.2. Property, plant and equipment
Accounting policies
Property, plant and equipment are stated at cost less
accumulated depreciation and accumulated impairment
losses. Depreciation is recorded on a straight-line basis
over the expected useful lives of the assets as follows:

Buildings and constructions
Buildings and constructions	20–33 years
Light buildings and constructions	3–20 years
Vessels(1)
Cable-laying vessels	15–40 years
Cable-laying accessories	4–10 years
Machinery and equipment
Production machinery and measuring and test equipment	1–5 years
Other machinery and equipment	3–10 years
(1)Vessels relate to Submarine Networks business which is presented as a discontinued operation. The assets of Submarine Networks business were classified as held for sale in June 2024. Refer to Note 2.6. Discontinued
operations for more information.

Land and water areas are not depreciated.
Maintenance, repairs and renewals are generally
expensed in the period in which they are incurred.
However, major renovations are capitalized and included
in the carrying amount of the asset when it is probable
that future economic benefits in excess of the originally
assessed standard of performance of the existing asset
will flow to Nokia. Major renovations are depreciated over
the remaining useful life of the related asset. Leasehold
improvements are depreciated over the shorter of the
lease term and the useful life. Gains and losses on the
disposal of property, plant and equipment are included
in other operating income or expenses.

EURm	Land, buildings, constructions and vessels	Machinery, equipment and other	Assets under construction	Total
2024
Acquisition cost at 1 January	1 434	3 547	167	5 148
Additions	22	230	115	367
Reclassifications	50	55	(105)	—
Disposals and retirements	(51)	(199)	(4)	(254)
Assets held for sale	(548)	(306)	(50)	(904)
Translation differences	39	63	3	105
Acquisition cost at 31 December	946	3 390	126	4 462
Accumulated depreciation at 1 January	(569)	(2 628)	—	(3 197)
Depreciation	(80)	(321)	—	(401)
Impairment	(55)	—	—	(55)
Disposals and retirements	40	190	—	230
Assets held for sale	171	223	—	394
Translation differences	(25)	(46)	—	(71)
Accumulated depreciation at 31 December	(518)	(2 582)	—	(3 100)

Net book value at 1 January	865	919	167	1 951
Net book value at 31 December	428	808	126	1 362

2023
Acquisition cost at 1 January	1 409	3 589	248	5 246
Additions	33	314	115	462
Reclassifications	107	85	(192)	—
Disposals and retirements	(88)	(374)	(1)	(463)
Translation differences	(27)	(67)	(3)	(97)
Acquisition cost at 31 December	1 434	3 547	167	5 148
Accumulated depreciation at 1 January	(575)	(2 656)	—	(3 231)
Depreciation	(90)	(358)	—	(448)
Disposals and retirements	79	333	—	412
Translation differences	17	53	—	70
Accumulated depreciation at 31 December	(569)	(2 628)	—	(3 197)

Net book value at 1 January	834	933	248	2 015
Net book value at 31 December	865	919	167	1 951